Annual Operating Expenses {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-11 - Overseas Portfolio	Apr. 30, 2021
VIP Overseas Portfolio-Initial VIP
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.79%
VIP Overseas Portfolio-Service VIP
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.13%
Total annual operating expenses	0.89%
VIP Overseas Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual operating expenses	1.04%